COMMITMENTS AND CONTINGENT LIABILITIES (Summary Of Cumulative product Claims Activity) (Details) - Claim Claim in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Contingency Pending Claims Numer Roll Forward
Outstanding claims, January 1	221	203	173
New claims	63	87	73
Settled and dismissed claims	(60)	(69)	(43)
Outstanding claims, December 31	224	221	203